Earnings Per Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share

EARNINGS PER SHARE

Basic earnings per share were 3.4% lower at 117.7p (2017: 121.8p) as the increase in the Group’s operating performance was more than offset by the translational foreign exchange headwind, increased financing charges and withholding tax charge in Russia. Adjusted diluted earnings per share grew by  2.1% to 137.2p (2017: 134.4p) as the Group’s improved operating performance before adjusting items was partially offset by the higher interest charges, reduced profit from associates and joint ventures and the transactional foreign exchange headwind.

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
		Revised	Revised
	pence	pence	pence
Earnings per share
- basic	117.7	121.8	1,833.9
- diluted	117.4	121.4	1,827.6
Adjusted earnings per share
- basic	137.5	134.9	283.1
- diluted	137.2	134.4	282.1
Headline earnings per share
- basic	117.2	126.4	699.8
- diluted	116.7	126.0	697.3

Basic earnings per share are based on the profit for the year attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.

Notes to the Interim Financial Statements

Earnings Per Share cont…

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 29 to 31):

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
		Revised	Revised
	pence	pence	pence

Diluted earnings per share	117.4	121.4	1,827.6
Effect of restructuring and integration costs	3.9	5.1	22.8
Effect of amortisation of trademarks and similar intangibles	6.6	6.4	14.3
Effect of other adjusting items	6.5	-	17.1
Effect of associates’ adjusting items	(1.7)	(1.2)	(1,131.0)
Effect of adjusting items in net finance costs	1.5	2.7	7.5
Effect of adjusting items in respect of deferred taxation	3.0	-	(476.2)
Adjusted diluted earnings per share	137.2	134.4	282.1

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements.  It is calculated in accordance with Circular 4/2018 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
		Revised	Revised
	pence	pence	pence

Diluted earnings per share	117.4	121.4	1,827.6
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets	1.1	3.2	6.9
Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(0.2)	(0.4)	(1.7)
Effect of share of associates’ gain on disposal of asset held-for-sale, and effect of issue of shares and change in shareholding in associate	(1.2)	1.8	(1.4)
Gain on deemed disposal of an associate (RAI)	-	-	(1,135.4)
Other	(0.4)	-	1.3
Diluted headline earnings per share	116.7	126.0	697.3

Notes to the Interim Financial Statements

Earnings Per Share cont…

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
		Revised	Revised
	£m	£m	£m

Earnings	2,690	2,261	37,485
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets	29	59	144
Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(5)	(8)	(35)
Effect of share of associates’ gain on disposal of asset held-for-sale, and effect of issue of shares and change in shareholding in associate	(27)	34	(29)
Gain on deemed disposal of an associate (RAI)	-	-	(23,288)
Other	(10)	-	27
Headline earnings	2,677	2,346	14,304

The earnings per share are based on:

	30.6.18		30.6.17		31.12.17
	Earnings	Shares	Earnings	Shares	Earnings	Shares
			Revised		Revised
	£m	m	£m	m	£m	m
Earnings per share
- basic	2,690	2,285	2,261	1,858	37,485	2,044
- diluted	2,690	2,291	2,261	1,863	37,485	2,051
Adjusted earnings per share
- basic	3,143	2,285	2,505	1,858	5,786	2,044
- diluted	3,143	2,291	2,505	1,863	5,786	2,051
Headline earnings per share
- basic	2,677	2,285	2,346	1,858	14,304	2,044
- diluted	2,677	2,291	2,346	1,863	14,304	2,051